Noncontrolling Interest - Additional Information (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Sep. 18, 2019	Dec. 17, 2014	Dec. 16, 2014
B2M Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Consideration transferred				$ 526
B2M Limited Partnership [Member] | Debt [Member]
Noncontrolling Interest [Line Items]
Consideration transferred				$ 316
Business combination percentage transferred				60.00%
B2M Limited Partnership [Member] | Equity [Member]
Noncontrolling Interest [Line Items]
Consideration transferred				$ 210
Business combination percentage transferred				40.00%
B2M Limited Partnership [Member] | Saugeen Ojibway Nation (SON) [Member]
Noncontrolling Interest [Line Items]
Percentage of common shares acquired			34.20%
Business acquisition, consideration paid			$ 72
B2M Limited Partnership [Member] | Class A Units [Member] | Saugeen Ojibway Nation (SON) [Member]
Noncontrolling Interest [Line Items]
Capital units in initial investment			50
B2M Limited Partnership [Member] | Class B Units [Member] | Saugeen Ojibway Nation (SON) [Member]
Noncontrolling Interest [Line Items]
Capital units in initial investment			$ 22
Six Nations of the Grand River Development Corporation and Mississaugas of the Credit First Nation [Member]
Noncontrolling Interest [Line Items]
Consideration transferred		$ 12
Six Nations of the Grand River Development Corporation [Member] | Niagara Reinforcement Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Percentage of common shares acquired		25.00%
Mississaugas of the Credit First Nation [Member] | Niagara Reinforcement Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Consideration transferred	$ 9
Percentage of common shares acquired	19.90%	0.10%
Niagara Reinforcement Limited Partnership [Member] | Six Nations of the Grand River Development Corporation [Member]
Noncontrolling Interest [Line Items]
Non-controlling ownership percentage	25.00%
Niagara Reinforcement Limited Partnership [Member] | Mississaugas of the Credit First Nation [Member]
Noncontrolling Interest [Line Items]
Non-controlling ownership percentage	20.00%
Niagara Reinforcement Limited Partnership [Member] | Hydro One Inc. [Member]
Noncontrolling Interest [Line Items]
Non-controlling ownership percentage	55.00%